Leases (Details) - Schedule of Maturities of Lease Liabilities	Sep. 30, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 639,308
2025	324,781
2026	235,746
2027	223,410
2028	226,151
Thereafter	18,960
Total future minimum lease payments	1,668,356
Less: imputed interest	(234,355)
Present value of lease liabilities	$ 1,434,001